Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding

The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2017 and 2018. The fair values of derivatives are presented on a gross basis and not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2017	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	961,518	—	8,506	—	8,473
Foreign exchange contracts	167,698	2	2,743	—	2,611
Equity-related contracts	4,177	—	134	5	224
Credit-related contracts	3,696	—	35	—	36
Other contracts	360	—	23	—	22

Total	1,137,449	2	11,441	5	11,366

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2018	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,004,169	—	7,176	—	7,143
Foreign exchange contracts	155,832	2	2,695	—	2,382
Equity-related contracts	6,189	—	197	9	142
Credit-related contracts	2,708	—	18	—	21
Other contracts	335	—	23	—	19

Total	1,169,233	2	10,109	9	9,707

Notes:

(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives

The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2017 and 2018:

	2017		2018
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	1,546	21	1,105	15
Non-investment grade	298	1	197	4

Total	1,844	22	1,302	19

Credit protection purchased	1,994	(23)	1,541	(22)

Note:	The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB-, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period

The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2017 and 2018:

	Maximum payout/Notional amount
	2017	2018
	(in billions of yen)
One year or less	507	329
After one year through five years	1,020	831
After five years	317	142

Total	1,844	1,302

Note:	The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features

The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2017 and 2018:

	2017	2018
	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	698	572
Collateral provided to counterparties in the normal course of business	658	593
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered (Note)	40	—

Note:	There was no amount that the Group would be required to post as collateral or settle immediately on March 31, 2018.

Designated as Hedging Instrument | Fair Value Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2016, 2017 and 2018:

	Gains (losses) recorded in income
2016	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	14,623	(18,224)	—	(3,601)

Total	14,623	(18,224)	—	(3,601)

	Gains (losses) recorded in income
2017	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	(14,747)	11,393	—	(3,354)

Total	(14,747)	11,393	—	(3,354)

	Gains (losses) recorded in income
2018	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	(23,832)	19,631	—	(4,201)

Total	(23,832)	19,631	—	(4,201)

Designated as Hedging Instrument | Net Investment Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2016, 2017 and 2018:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2016		2017		2018
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	46,697	696	16,767	47	(30)	90

Total	46,697	696	16,767	47	(30)	90

Note:	Related to the effective portion of net investment hedges, gains of ¥345 million and ¥41 million were reclassified from Accumulated other comprehensive income to earnings for the fiscal years ended March 31, 2016 and 2017, respectively. No amount related to the effective portion of net investment hedges was reclassified from Accumulated other comprehensive income to earnings for the fiscal year ended March 31, 2018.

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2016, 2017 and 2018:

	Gains (losses) recorded in income
	2016	2017	2018
	(in millions of yen)
Interest rate contracts	319,225	(209,361)	(63,260)
Foreign exchange contracts	65,101	37,129	61,046
Equity-related contracts (1)	21,571	5,131	(94,607)
Credit-related contracts (2)	(6,960)	(6,694)	(2,830)
Other contracts	2,015	742	6,330

Total	400,952	(173,053)	(93,321)

Notes:

(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
(2)	Amounts include the net loss of ¥5,230 million, ¥7,594 million and ¥754 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2016, 2017 and 2018, respectively.